Financial risk management (Details Textual) - CAD CAD in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade and other current receivables		CAD 28,678	CAD 26,305
Borrowings	[1]	222,786	159,269
Derivative financial assets		50,900	2,200
Derivative financial liabilities		100	24,700
Gains (losses) on change in fair value of derivatives		CAD 101,152	(13,687)
Rate of change in the forward price		10.00%
Later than three months [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade and other current receivables		CAD 200	CAD 400
Expected credit loss rate		0.80%	1.40%
Major Customer One [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade and other current receivables		CAD 19,200	CAD 22,200
Reserve-based credit facilities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Borrowings		400,000
Commodity price risk [member] | Dawn Natural Gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Gains (losses) on change in value of forward elements of forward contracts, net of tax		3,300
Commodity price risk [member] | 10% Change [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Gains (losses) on change in value of forward elements of forward contracts, net of tax		4,700	2,100
Interest rate risk [member] | 100 basis points change [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Gains (losses) on change in value of forward elements of forward contracts, net of tax		CAD 1,200	CAD 1,500

[1]	Total debt is a non-GAAP measure that includes bank indebtedness and working capital deficit.